NET LOSS PER SHARE - Antidilutive securities excluded from the computation of diluted net loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
NET LOSS PER SHARE
Total	18,082,425	209,381,710	205,906,361
Preferred shares
NET LOSS PER SHARE
Total		184,928,573	198,629,097
Share options
NET LOSS PER SHARE
Total	4,866,897	526,711	703,470
RSUs
NET LOSS PER SHARE
Total	13,215,528	23,820,031	3,788,705
RSAs
NET LOSS PER SHARE
Total		106,395	2,767,115
Warrants
NET LOSS PER SHARE
Total			17,974